Non-Controlling Interests (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Feb. 28, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Nov. 30, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest		¥ 989,136	$ 143,864	¥ 31,259	$ 4,546	¥ 990,247	¥ 1,156,178	¥ 23,400	¥ 1,227,533
Tianwei Yingli [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	[1]	1,025,559	149,161			1,047,686
Hainan Yingli [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	[2]	0	0			0
Yingli Lixian [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest		(19,253)	(2,800)			(15,450)
Yingli Shenzhen [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	[3]	0	0			0
Yingli Greece [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	[4]	0	0			(26,102)
Other subsidiaries [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest		¥ (17,170)	$ (2,497)			¥ (15,887)

[1]	Prior to FY 2014, Baoding Tianwei Baobian Electric Co., Ltd. (“Tianwei Baobian”), a third party, held 25.99% equity interest in Tianwei Yingli. In May 2014, the Company, Baoding Tianwei Group Co., Ltd.(“ Tianwei Group”, another third party unrelated to the Company), and Tianwei Baobian entered into a new joint venture contract and Tianwei Baobian transferred 7% equity interest in Tianwei Yingli to Tianwei Group. Under a Sino-foreign equity joint venture company contract with Tianwei Baobian and Tianwei Group, it provides that Tianwei Baobian and/or Tianwei Group will have a right to swap the shares of the Company with the all but not part shares of the non-controlling interest in Tianwei Yingli. The terms of the swap will be discussed separately at the time of the swap. The Company does not account for such share swap until a separate agreement is signed that clearly states the terms and basis of the share swap between the non-controlling shareholders and the Company. Tianwei Baobian and/or Tianwei Group may exercise this subscription right after certain conditions are satisfied following the completion of the Company’s IPO. Tianwei Baobian and/or Tianwei Group’s subscription rights to subscribe for newly issued ordinary shares of the Company in exchange for all but not part of Tianwei Baobian and/or Tianwei Group’s equity interest in Tianwei Yingli did not have an effect on earnings per share as these rights are contingent upon Tianwei Baobian and/or Tianwei Group obtaining all necessary approvals from relevant PRC government authorities for acquiring the Company’s ordinary shares in the future. As of December 31, 2017, Tianwei Baobian and/or Tianwei Group haven’t exercised this subscription right. Subject to applicable laws in the PRC, the Cayman Islands, any jurisdiction in which the Company’s ordinary shares are listed and any jurisdiction in which a qualified securities exchange is located and further subject to the listing rules of such exchange, Tianwei Baobian and/or Tianwei Group may exercise the subscription right by sending a written notice to the Company within one month following the first date on which all conditions listed above are satisfied, accompanied by copies of related approvals and opinion of counsel. Prior to exercising its subscription right, Tianwei Baobian and/or Tianwei Group is required to retain an asset valuation firm reasonably acceptable to the Company to obtain a valuation of Tianwei Baobian and/or Tianwei Group’s equity interest in Tianwei Yingli in accordance with internationally accepted valuation methods and relevant PRC laws and regulations. The valuation report will need to be acknowledged by both Tianwei Baobian and/or Tianwei Group and the Company. The number of the Company’s new ordinary shares that the Company is obligated to issue to Tianwei Baobian and/or Tianwei Group upon its exercise of the subscription right will be calcul
[2]	In December 2016, the Company entered into an agreement with the non-controlling interest holder of Hainan Yingli (“Hainan NCI”) to acquire the remaining 4.25% equity interest of Hainan Yingli, the consideration was RMB 138.4 million, which was based on the fair value of Hainan Yingli. As a result, Hainan Yingli became a wholly owned subsidiary of the Company. The difference between the consideration of RMB 138.4 million and the carry value of Non-controlling interest of Hainan at the transaction date of RMB 60.5 million, was recorded in Accumulated deficits for the year ended December 31, 2016. Contemporaneously, Yingli China together with Hainan Yingli signed an agreement with Hainan NCI to dispose all of their equity interest of 26.53% in Hainan Tianneng to Hainan NCI, the consideration was RMB 95.8 million. The difference between the consideration of RMB 95.8 million and the carry value of the long term investment in Hainan Tianneng resulted in a gain of RMB 34,295 was recognized in “Other income” in the Consolidated Statements of Comprehensive Loss for year ended December 31, 2016. In addition to the two agreements mentioned above, Hainan NCI, Hainan Tianneng, Yingli China and Hainan Yingli also signed an agreement to netting off the payables and receivables among each other. According to the agreement, Yingli China’s payable of RMB 138.4 million to Hainan NCI for purchase of equity interest of Hainan Yingli, was netted of by total Yingli China and Hainan Yingli’s receivables of RMB 95.8 million from Hainan NCI as a result of disposal of their equity interests in Hainan Tianneng. The difference between the RMB 95.8 million and RMB 138.4 million was settled by i) Yingli China’s accounts receivables of RMB 40 million due from Hainan Tianneng, which was generated from sales of PV modules to Hainan Tianneng in past periods and ii) Yingli China’s net cash payment of RMB 2.6 million to Hainan NCI. The Company classified the net cash payment of RMB 2.6 million as financing activities for the purpose of purchase of Hainan NCI.
[3]	In November 2016, the Company entered into an agreement with the non-controlling interest holder of Shenzhen Yingli (“Shenzhen NCI”) to acquire the remaining 40% equity interest of Shenzhen Yingli, the consideration was RMB15.0 million, which was based on the fair value of Shenzhen Yingli. In 2017, the transaction was completed and Shenzhen Yingli became a wholly owned subsidiary of the Company. The difference of RMB 8,376, which was the difference between the consideration of RMB 15.0 million and the carrying value of non-controlling interest of Shenzhen at the transaction date of RMB 23.4 million, was recorded in Additional paid in capital for the year ended December 31, 2017. Shenzhen Yingli made cash payment of RMB 14.0 million to the Shenzhen NCI with the unpaid RMB 1.0 million being recorded under “Other Current Liabilities and Accrued Expenses” as of December 31, 2017.
[4]	In February 2018, the Company entered into an agreement with one entity (an unrelated third party that is controlled by the minority shareholder of Yingli Greece) to dispose of the Company’s 60% equity interest in Yingli Greece and the consideration was 1 Euro. As a result, the Company derecognized the negative non-controlling interest as of the transition date, with amount of RMB 31,259 (US$ 4,546).